Financial Liabilities - Schedule of Financial Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Categories of financial liabilities [abstract]
Lease debts	$ 66,591	$ 71,526
State Guaranteed loan « PGE »	14,433	18,770
Non-current financial liabilities	1,203	1,259
Total non-current financial liabilities and non-current lease debts	82,227	91,555
Research Tax Credit prefinancing	5,667	0
Lease debts	8,091	8,329
State Guaranteed loan « PGE »	4,841	2,246
Current financial liabilities	801	108
Total current financial liabilities and current lease debts	19,400	10,683
Trade payables	24,159	23,762
Other current liabilities	10,884	13,731
Total Financial liabilities	$ 136,670	$ 139,731